Average Annual Total Returns - FidelitySimplicityRMDFunds-RetailComboPRO - FidelitySimplicityRMDFunds-RetailComboPRO - Fidelity Simplicity RMD Income Fund	Sep. 28, 2024
Fidelity Simplicity RMD Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	8.31%
Past 5 years	3.61%
Past 10 years	3.48%
Fidelity Simplicity RMD Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.07%
Past 5 years	2.31%
Past 10 years	2.22%
Fidelity Simplicity RMD Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.97%
Past 5 years	2.37%
Past 10 years	2.32%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
IXZND
Average Annual Return:
Past 1 year	8.47%
Past 5 years	3.68%
Past 10 years	3.73%